Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 5 — Fair Value of Financial Instruments

The Company measures the fair value of financial assets and liabilities based on the guidance of ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which defines fair value, establishes a framework for measuring fair value, and establishes disclosures about fair value measurements.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

•	Level 1 — Quoted prices available in active markets for identical assets or liabilities.

•

Level 2 — Observable inputs other than quoted prices included in Level 1, such as quotable prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar valuation techniques that use significant unobservable inputs.

The carrying amounts of the Company’s financial instruments such as cash and cash equivalents, restricted cash, accounts receivable and accounts payable, approximate fair value due to the short-term nature of these instruments. Cash equivalents are a money market fund that limits its investments to only short-term U.S. Treasury securities and repurchase agreements related to these securities.

Cash equivalents and derivative liabilities measured at fair value on a recurring basis at September 30, 2019 were as follows:

	In Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	September 30, 2019 Total
Cash equivalents	$3,828,167	$—	$—	$3,828,167
Derivative liabilities	$—	$—	$43,942	$43,942

The following table presents the fair value reconciliation of Level 3 liabilities measured at fair value during the nine months ended September 30, 2019:

Common stock warrant liability
Balance – January 1, 2019	$3,661
Issuance of warrants	196,236
Change in fair value of derivative liabilities	(155,955)

Balance – September 30, 2019	$43,942

The expected stock price volatility for the Company’s common stock warrant liabilities was determined by the historical volatilities for industry peers and used an average of those volatilities. Risk free interest rates were obtained from U.S. Treasury rates for the applicable periods. The expected term used is the contractual life of the instrument being valued. The expected dividend yield was not considered in the valuation of the common stock liabilities as the Company has never paid, nor has the intention to pay, cash dividends.

Note 6 — Fair Value of Financial Instruments

The Company measures the fair value of financial assets and liabilities based on the guidance of ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which defines fair value, establishes a framework for measuring fair value, and establishes disclosures about fair value measurements.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

•	Level 1 — Quoted prices available in active markets for identical assets or liabilities.

•

Level 2 — Observable inputs other than quoted prices included in Level 1, such as quotable prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar valuation techniques that use significant unobservable inputs.

The carrying amounts of the Company’s financial instruments such as cash and cash equivalents, accounts receivable and accounts payable, approximate fair value due to the short-term nature of these instruments. Cash equivalents are a money market fund that limits its investments to only short-term U.S. Treasury securities and repurchase agreements related to these securities.

Cash equivalents and derivative liabilities (see Note 10) measured at fair value on a recurring basis at December 31, 2018 were as follows:

	In Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2018 Total
Cash equivalents	$6,037,456	—	—	$6,037,456
Common stock warrant liabilities	—	—	$3,661	$3,661

Cash equivalents and derivative liabilities (see Note 10) measured at fair value on a recurring basis at December 31, 2017 were as follows:

	In Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2017 Total
Cash equivalents	$10,459,435	—	—	$10,459,435
Common stock warrant liabilities	—	—	$39,930	$39,930

The following table presents the fair value reconciliation of Level 3 liabilities measured at fair value during the year ended December 31, 2018 and 2017:

Common stock warrant liability
Balance – January 1, 2017	$—
Fair value of common stock warrant issued	156,725
Change in fair value of derivative liabilities	(116,795)

Balance – December 31, 2017	39,930
Change in fair value of derivative liabilities	(36,269)

Balance – December 31, 2018	$3,661

Assumptions utilized in the valuation of Level 3 liabilities at December 31, were as follows:

	2018	2017
Risk-free interest rate	2.51%	2.20%
Expected life	3.44 years	4.44 years
Expected volatility of underlying stock	62%	63%
Expected dividend yield	—	—

The expected stock price volatility for the Company’s common stock warrant liabilities was determined by the historical volatilities for industry peers and used an average of those volatilities. Risk free interest rates were obtained from U.S. Treasury rates for the applicable periods. The expected term used is the contractual life of the instrument being valued. The expected dividend yield was not considered in the valuation of the common stock liabilities as the Company has never paid, nor has the intention to pay, cash dividends.